Expense Example - American Century ETF Trust - Avantis Moderate Allocation ETF Series - Avantis Moderate Allocation ETF Class	Jan. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	119
Expense Example, with Redemption, 10 Years	$ 268